Cover	Jul. 08, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 08, 2022
Entity File Number	000-55555
Entity Registrant Name	FORTUNE VALLEY TREASURES, INC.
Entity Central Index Key	0001626745
Entity Tax Identification Number	32-0439333
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	B1601 Oriental Impression Building 2
Entity Address, Address Line Two	Liansheng Road, Humen Town
Entity Address, Address Line Three	Dongguan
Entity Address, City or Town	Guangdong Province
Entity Address, Country	CN
Entity Address, Postal Zip Code	523900
City Area Code	86
Local Phone Number	(769) 8572 9133
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false